Intangible assets, net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2018
Intangible assets, net
	2018	2017
	RMB’000	RMB’000

Patents	2,400	2,400
Others	575	567
	2,975	2,967
Less: Accumulated amortization	(1,896)	(1,744)
	1,079	1,223

Amortization expense
	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Amortization expense	152	152	575

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000

2019	152
2020	152
2021	152
2022	152
2023	152
Thereafter	319
1,079